Inventory, Net (Details) - Schedule of Inventory - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of Inventory [Abstract]
Raw materials	$ 430,517	$ 989,043
Work-in-progress	538,943
Finished goods	1,937,082	1,337,731
Inventory valuation allowance	(38,294)	(120,286)
Total inventory, net	$ 2,868,248	$ 2,206,488